Kensington Managed Income Fund
Schedule of Investments
as of March 31, 2024 (Unaudited)

EXCHANGE-TRADED FUND - 78.3%	Shares	Value
Angel Oak High Yield Opportunities ETF	184,331	$2,020,268
FlexShares High Yield Value-Scored Bond Index Fund(a)	635,400	26,121,294
Invesco Senior Loan ETF(a)	2,103,300	44,484,795
iShares Broad USD High Yield Corporate Bond ETF(a)	5,081,700	185,939,403
Janus Henderson AAA CLO ETF	82,603	4,191,276
JPMorgan Income ETF	150,000	6,834,000
SPDR Blackstone Senior Loan ETF	960,400	40,442,444
SPDR Bloomberg High Yield Bond ETF(a)	1,651,300	157,203,760
SPDR Bloomberg Short Term High Yield Bond ETF(a)	2,048,700	51,668,214
SPDR Portfolio High Yield Bond ETF	2,356,400	55,281,144
VanEck Fallen Angel High Yield Bond ETF(a)	1,928,500	55,965,070
Xtrackers USD High Yield Corporate Bond ETF(a)	1,083,000	38,673,930
TOTAL EXCHANGE-TRADED FUND (Cost $642,705,892)		668,825,598

OPEN-END FUNDS - 19.4%	Shares	Value
Fidelity Advisor High Income Advantage Fund - Class Z	999,001	10,789,211
Fidelity Capital & Income Fund	8,686,211	86,254,071
Manning & Napier High Yield Bond Series - Class Z	5,030,622	39,339,461
Pioneer Strategic Income Fund - Class K	3,151,261	29,716,387
TOTAL OPEN-END FUNDS (Cost $158,500,000)		166,099,130

SHORT-TERM INVESTMENTS - 9.1%
Investments Purchased with Proceeds from Securities Lending - 9.1%	Shares
Mount Vernon Liquid Assets Portfolio, LLC, 4.93%(b)	78,190,674	78,190,674
TOTAL SHORT-TERM INVESTMENTS (Cost $78,190,674)		78,190,674

TOTAL INVESTMENTS - 106.8% (Cost $879,396,566)		$913,115,402
Money Market Deposit Account - 2.5%(c)		21,657,012
Liabilities in Excess of Other Assets - (9.3)%		(79,408,435)
TOTAL NET ASSETS - 100.0%		$855,363,979

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is on loan as of March 31, 2024. The total market value of these securities was $76,280,703 which represented 8.9% of net assets.
(b)	The rate shown represents the 7-day effective yield as of March 31, 2024.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily.
The rate as of March 31, 2024 was 5.24%.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2024. See the Schedule of Investments for an industry breakout.

Kensington Managed Income Fund

	Level 1	Level 2	Level 3	Total
Assets:
Exchange-Traded Fund	668,825,598	–	–	668,825,598
Open-End Funds	166,099,130	–	–	166,099,130
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	78,190,674
Total Assets	834,924,728	–	–	913,115,402

Transaction with Affiliates- If the Fund's holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined by the 1940 Act.  The Fund conducted transactions during the period ended March 31, 2024, with affiliated companies as so defined:

	Beginning Value	Additions	Reductions	Ending Value
Pioneer Strategic Income Fund - Class K	$29,905,462	$-	$-	$29,716,387

	Ending Shares as of March 31, 2024	Dividend Income	Return of Capital	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation
Pioneer Strategic Income Fund - Class K	3,151,261	$325,843	$-	$-	$(189,076)